Held-to-Maturity Investments	12 Months Ended
Jun. 30, 2011
Held-to-Maturity Investments
Held-to-Maturity Investments

7. HELD-TO-MATURITY INVESTMENTS

As of June 30, 2011, our held-to-maturity investments included fixed income debt securities with an amortized cost of $142.0 million. The short-term portion of $93.2 million is included within prepaid expenses and other in our consolidated balance sheet. The long-term portion of $48.8 million is included within other long-term assets in our consolidated balance sheet. These investments vary in maturity date, ranging from three to sixteen months, and pay interest semi-annually. The held-to-maturity investments are stated at amortized cost, which approximates fair value. There were no held-to-maturity investments as of June 30, 2010.